Investment Strategy	Dec. 31, 2025
First Eagle Small Cap Equity ETF | First Eagle Small Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (‘‘ETF’’) and invests, under normal circumstances, in equity securities of U.S. small-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. small-cap companies. The Adviser defines small-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell

2000® Index. The market capitalization of companies included in the Russell 2000® Index ranged from approximately $5 million to $31 billion as of December 31, 2025. The Russell 2000® Index is reconstituted annually. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. Indexes are unmanaged and do not incur management fees or other operating expenses, and one cannot invest directly in an index. The Sub-Adviser, subject to the supervision of the Adviser and the Board, provides investment management and related trading assistance to the Adviser. This includes managing cash flow activity and general portfolio design and implementation consistent with the Fund’s investment strategies and operations as an ETF. Primary management of the Fund’s investment program is by the Adviser.

The Fund invests primarily in domestic common stocks and may invest to a lesser extent in common stocks of non-U.S. issuers. Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price-to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). The Adviser also considers investments in companies that have the potential to benefit from a perceived catalyst for positive change, such as companies with new management, a more favorable business cycle, product innovation and/or margin improvement.

First Eagle Core Municipal ETF | First Eagle Core Municipal ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal income tax, and may include all types of municipal bonds, including general obligation bonds, revenue bonds, education revenue bonds, industrial revenue bonds, special tax bonds, tax allocation revenue securities, transportation facility revenue bonds and municipal lease obligations. The Fund may invest without limit in municipal securities that generate income taxable to shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any duration or time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a modified duration of between 3 and 10 years. Modified duration is a measure of the sensitivity of a bond's price to changes in interest rates, expressed in years.

The Fund will seek to invest primarily in investment grade municipal bonds but may invest up to 15% of its net assets in municipal bonds rated BB+/Ba1 and below at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Adviser to be of comparable quality. Such below-investment-grade bonds are commonly referred to as “high yield” or “junk” bonds. The Fund has no minimum rating limitation for such investments. In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets (i.e., the Adviser’s internal targets for exposures across sectors, states and specific issuers in order to limit exposures to events or factors that may affect any individual industry, geographic location or credit).

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or type of project.

The Fund may invest in municipal zero coupon bonds.